PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2025	2024
Cost:

Computer, peripheral equipment and software	$90,558	$97,450
Office furniture and equipment	9,428	12,244
Leasehold improvements	5,913	7,695

	105,899	117,389
Accumulated depreciation:

Computer, peripheral equipment and software	76,838	85,213
Office furniture and equipment	8,182	10,350
Leasehold improvements	4,427	6,194

	89,447	101,757

Property and equipment, net	$16,452	$15,632